Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.10%
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $537.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $709.51 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.20%)